Scope of Consolidation and Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2022
Significant accounting policies
Scope of Consolidation and Summary of Significant Accounting Policies

5.    Scope of Consolidation and Summary of Significant Accounting Policies

5.1.	Scope of consolidation

The consolidated financial statements include the accounts and results of the Company and its wholly owned subsidiaries.

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has the right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control commences until the date on which control ceases.

Besides MYT Netherlands Parent B.V. the following subsidiaries are included in the scope of consolidation:

		Percentage of
Subsidiary	Location	ownership
Mytheresa Group GmbH	Munich, Germany	100%
Mytheresa SE	Munich, Germany	100%
Theresa Warenvertrieb GmbH	Munich, Germany	100%
mytheresa.com GmbH	Munich, Germany	100%
mytheresa.com Service GmbH	Munich, Germany	100%
mytheresa Business Information Consulting Co Ltd.	Shanghai, China	100%
Mytheresa US Services Inc.	Delaware, United States	100%
Mytheresa International Services GmbH (1)	Munich, Germany	100%
Mytheresa APAC Services Limited (2)	Hong Kong, China	100%
Mytheresa UK Services Ltd.(3)	London, United Kingdom	100%
(1)	Mytheresa International Services GmbH was founded in February 22, 2022.
(2)	Mytheresa APAC Services Limited was founded in February 28, 2022.
(3)	Mytheresa UK Services Ltd. was founded in May 13, 2022.
5.2.	Summary of significant accounting policies

a)Current versus non-current classification

Mytheresa Group classifies assets and liabilities by maturity. They are regarded as current if they mature within one year or within the normal operating business cycle of Mytheresa Group. The normal operating business cycle, which is less than one year, begins with the procurement of inventory and ends with the receipt of cash or cash equivalents as consideration for the sale of inventory. Inventories, trade and other receivables, and trade and other payables are always presented as current items.

b)Foreign currency translation

Mytheresa Group’s consolidated financial statements are presented in Euro. For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. Functional currency is defined as the currency of the primary economic environment in which each entity operates.

The assets and liabilities of entities with a functional currency other than the Euro, are translated into Euro at the exchange rates at the reporting date. The income and expenses of such companies are translated into Euro at the exchange rates at the dates of the transactions. Foreign currency translation differences are recognized in other comprehensive income and accumulated in the foreign currency translation reserve.

For entities with Euro as their functional currency, transactions denominated in foreign currencies are translated at the exchange rates prevailing on the date of transaction. Balance sheet items denominated in currencies other than Euro, including the U.S. Dollar denominated Shareholder Loans, are translated at the closing rate for each reporting period, with resulting translation differences recognized within finance expenses, net.

The Company historically had intercompany Shareholder Loans payable by MGG, denominated in USD. The foreign currency gains and losses incurred by MGG associated with these intercompany loans were classified within finance expenses, net and are not eliminated in consolidation.

c)Revenue recognition

All revenue generated by Mytheresa Group is included within net sales on the consolidated statement of profit and comprehensive income.

Mytheresa Group generates revenue primarily from the sale of merchandise shipped to customers. In 2021, Mytheresa also introduced the Curated Platform Model (CPM), whereby it recognizes commission revenue for the rendering of services.

Management applies the following five step model when determining the timing and amount of revenue recognition:

1.	Identifying the contracts with customers;
2.	Identifying the separate performance obligations;
3.	Determining the transaction price;
4.	Allocating the transaction price to separate performance obligations; and
5.	Recognizing revenue when each performance obligation is satisfied.

All revenues of Mytheresa Group qualify as contracts with customers and fall in the scope of IFRS 15.

Mytheresa Group recognizes revenues to reflect the transfer of goods or services to customers at an amount that represents the consideration the entity expects to receive including fixed amounts, variable amounts or both, such as returns, rebates and discounts.

Shipping and payment costs consist primarily of shipping fees paid to our delivery providers, packaging costs, delivery duties paid for international sales and payment processing fees paid to third parties. Shipping and payment costs fluctuate based on the number of orders shipped and net sales. General increases are due to a higher share of international sales and a higher share of countries where the company bears all customs duties for the customer, for example in the USA.

Retail sales

Mytheresa acts as a principal and sells merchandise through its online website as well as physical stores. Revenue is recognized when control of the goods is transferred to the customer, which occurs upon delivery to the customer or point of sale for sales in physical stores.

Goods sold for online sales to the customers can be returned or exchanged within 30 days of receipt of the goods. For expected returns, Mytheresa Group recognizes a refund liability as a reduction of revenue and a corresponding right of return asset as reduction of cost of sales, based on actual returns as of the date of authorization for issue of the financial statements as well as and expected future return rates that is derived from historical data.

Delivery occurs when the products have been shipped to the specific location, the risks of loss have been transferred to the customer, and either the customer has accepted the products in accordance with the sales contract, the acceptance provisions have lapsed or Mytheresa Group has objective evidence that all criteria for acceptance have been satisfied. A contract liability is therefore recognized for products which have shipped, but delivery to the customer has not yet occurred. The related revenue is recognized when the customer obtains control of the product. A contract liability is also recognized from the sale of gift cards. As the entity expects to be entitled to a breakage amount, it recognizes the expected breakage amount as revenue in proportion to the pattern of rights exercised by the customer. The expected breakage is based on historical data adjusted for current expectations.

Mytheresa Group assesses all promised goods and services and identified performance obligations at contract inception. Contracts with customers include a single performance obligation, for example, the sale of a distinct bundle of goods, including related activities to provide these goods and services (packaging, shipping, credit card processing, settlement of duties and other transaction processing activities). As these related activities are not distinct performance obligations, revenue for these services is recognized concurrently with the delivery of the product.

No element of financing is deemed present as sales require immediate upfront payment from the customer, and satisfaction of the performance obligation is within a short period of time, which is consistent with market practice.

Variable consideration might occur in form of promotional discounts. Mytheresa Group includes variable consideration estimated in accordance with IFRS 15.53 in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. As the contracts include only a single performance obligation, the transaction price is allocated to that performance obligation.

Commission sales

This revenue stream is related to the Curated Platform Model (CPM), which provides sellers (brand partners) the ability to sell their goods to customers on the Mytheresa platform. In this case, Mytheresa generates a commission fee (normally a percentage of the selling price), which is based on agreements with brand partners.

Mytheresa’s performance obligation with respect to these transactions is to arrange the transaction through its online platform and to provide related services, which include shipping and payment-related activities.

Those are not considered separate promises to the end customer and therefore the revenue recognition of the related fees occurs concurrently with the commission which is when goods are delivered to the end customer.

However, the Group does not obtain control over the goods in advance of transferring the goods to the end customer and does not have any discretion in setting the price of the goods to be sold, nor does it bear the inventory risk for the goods to be shipped to the customer. As such, the Group is considered to be an agent in these transactions and recognizes revenue on a net basis for the agreed upon commission at the point in time when the goods are delivered to the end customer. For expected returns, Mytheresa Group recognizes a refund liability for commissions that will be refunded upon return of the goods.

d)Intangible assets and goodwill

Mytheresa Group’s intangible assets and goodwill primarily result from the acquisition of the Mytheresa operations by MGG in 2014. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any. The useful life of intangible assets is assessed as either finite or indefinite.

Intangible assets with a finite useful life

Intangible assets with a finite useful life consist of licenses and software. Intangible assets with a finite life are amortized over their estimated useful economic life on a straight-line basis and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method of intangible assets with a finite useful life are reviewed at least annually, with any changes treated as changes in accounting estimates. Changes in the expected useful life or the expected pattern of consumption of the assets’ future economic benefits are considered when assessing the amortization method and useful life of the asset.

Amortization expense on intangible assets with finite lives is recognized in the consolidated statement of profit and comprehensive income within depreciation and amortization.

The estimated useful life of licenses is based on the contractual term period and for purchased software is three years.

Intangible asset with indefinite life

Mytheresa Group recognizes trademarks intangible assets for Mytheresa brand names. As the trademarks are core to the business and as there is no foreseeable limit to the future cash flows generated by the intangible asset, trademarks are assessed as indefinitely lived. Mytheresa Group assesses trademarks for impairment and potential changes in useful life annually in the fourth quarter, or when an event becomes known that may trigger impairment.

Goodwill

Mytheresa Group’s goodwill originated from the MGG acquisition in 2014 and represents the difference between the purchase price and the net identifiable assets acquired.

Goodwill is not amortized but reviewed for impairment at least annually. Mytheresa Group consists of two cash generating units (“CGU”), which represent the lowest level in which the goodwill is monitored for internal management purposes. Any potential impairment of goodwill is identified by comparing the recoverable amount of a CGU to its carrying value. Goodwill is reduced by the amount of impairment, if any. If the impairment exceeds the carrying amount of goodwill, the carrying values of the remaining assets in the CGU are reduced by the excess on a pro-rata basis. The Company tests goodwill for impairment annually in the fourth quarter of the year, or when an event becomes known that may trigger impairment.

e)Property and equipment

Property and equipment is stated at historical cost, net of accumulated depreciation and accumulated impairment losses, if any. Historical cost includes any expenditures that are directly attributable to the acquisition of the asset, including costs incurred to prepare the asset for its intended use.

Property and equipment, net is depreciated on a straight-line basis over each asset’s expected useful life. When significant parts of a fixed asset have different useful lives, they are accounted for as separate components and depreciated separately. Depreciation methods, useful lives and residual values are reviewed at least annually and adjusted prospectively, if appropriate.

Mytheresa Group applies the following useful lives when estimating depreciation of property and equipment, net:

Asset type	Estimated useful life
Construction in progress	—
Leasehold improvements	over the period of the lease
Other fixed assets and office equipment	3 - 15 years

Construction in progress are being capitalized but not depreciated yet.

If a leasehold improvement is expected to be in use after the expected expiration date of its associated lease, then it is depreciated over its estimated useful life.

All repair and maintenance costs are expensed when incurred.

Mytheresa Group assesses property and equipment, net for impairment whenever there is an indication of potential impairment.

f)Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement. Mytheresa Group assesses at the inception of the contract whether the contract is or contains a lease.

Mytheresa Group’s leases consist of real estate and company cars. Lease terms are negotiated on an individual basis and may contain a range of different terms and conditions. Lease contracts may be negotiated for fixed periods or include extension options.

To determine the lease terms, all facts and circumstances which offer economic incentives to exercise extension options are included. If it is reasonably certain that a lease term will be extended, the related extension option is included. The lease terms include fixed payments as well as variable payments that depend on an index.

Extension options are included in the determination of the lease liability to the extent that it is reasonably certain that those options will be exercised by Mytheresa Group. Management of Mytheresa Group reviews forecasts, planned growth and facility capacity when determining whether an extension option is reasonably certain to be exercised.

The lease liability is subsequently measured as the present value of the expected lease payments. To determine the present value, Mytheresa Group discounts the remaining lease payments with the incremental borrowing rate of the lessee. The incremental borrowing rate is the interest rate that Mytheresa Group would be required to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset as the underlying lease agreement in a similar economic environment. Mytheresa Group applied incremental borrowing rates between 0.96% and 5.5% for the periods presented.

Right-of-use assets are measured at cost at the date of lease commencement. The cost is comprised of the initial lease liability measurement and any lease payments made before the commencement date, less any lease incentives received and estimated cost of dismantling and removing the underlying asset incurred by the lessee.

After the commencement date, Mytheresa Group measures right-of-use assets at cost less accumulated depreciation and any accumulated impairment losses.

For subsequent measurement, the carrying amount of the lease liability is increased to reflect the interest on the lease liability and reduced to reflect the lease payments made. The finance expenses associated with the lease term are recognized in the consolidated statement of profit and comprehensive income over the lease term.

To date, no impairment losses have been identified on Mytheresa Group’s right-of-use assets.

Mytheresa Group elected to apply an exemption for low value leases in accordance with IFRS 16. Low value leases are leases with contract amounts below EUR 5 thousand. Lease payments associated with low value leases are expensed on a straight-line basis over the lease term. Accordingly, no right-of-use assets or lease liabilities are recognized for low value leases.

g)Inventories and Cost of Sales

Inventories are measured at the lower of cost or net realizable value. Costs are assigned to individual items using the weighted average cost method. Costs of purchased inventory are determined after deducting rebates and discounts.

Inventory is written down when its net realizable value is below its carrying amount. Mytheresa Group estimates net realizable value as the amount at which inventories are expected to be sold, taking into consideration fluctuations in selling prices due to seasonality, less estimated costs necessary to complete the sale. When circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in selling prices, the amount of the write-down previously recorded is reversed.

The carrying amount of inventories is expensed as inventories are sold and recognized in cost of goods sold. Write-downs to net realizable value and losses are expensed in the period they occur. Any reversal of write-downs is recognized in the period the reversal occurs.

Cost of sales, exclusive of depreciation and amortization includes the cost of merchandise sold, net of trade discounts, in addition to inventory write-offs and delivery costs of product from our brand partners to our central warehouse, where we act as the principal. These costs fluctuate with changes in net sales and changes in inventory write-offs due to inventory aging. For CPM revenue, we do not incur cost of sales as the purchase price of the goods sold is borne by the CPM brand partner.

h)Financial instruments—Initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset of one party and a financial liability or equity instrument of another party. These include both non-derivative financial instruments, such as trade and other receivables and payables, and derivative financial instruments, such as foreign exchange contracts.

Financial instruments are recognized when Mytheresa Group becomes party to the contractual provisions of the financial instrument. Generally, purchases and sales of financial assets are initially recognized at the settlement date.

Upon initial recognition, all financial assets and financial liabilities are measured at fair value plus or minus any directly attributable transaction costs, unless a financial instrument is classified at fair value through profit or loss.

Mytheresa Group categorizes all financial assets and financial liabilities at initial recognition.

Measurement categories

Financial assets and financial liabilities are grouped into the following categories according to IFRS 9:

●	measured at amortized cost (“AC”), which includes Mytheresa Group’s cash and cash equivalents, trade and other receivables and other assets, as well as trade and other payable, liabilities to banks and Shareholder Loans, and
●	measured at fair value through profit or loss (“FVTPL”), which includes Mytheresa Group’s free-standing derivatives (foreign exchange options) with a positive or negative fair value.

Classification of financial assets depends on the business model used for managing financial assets and on the characteristics of the contractual cash flows involved. Financial assets are classified within AC category only when they are held exclusively to collect the contractual cash flows and when their contractual terms comprise cash flows that are solely payments of principal and interest on the principal amount outstanding. With the exception of derivatives, all financial assets are classified at AC.

Cash and cash equivalents consist of cash held at banks or financial institutions, with a bank license e.g. PayPal and cash on hand. Trade and other receivables are generally accounted for at AC less any impairment using the general impairment model. Deposits granted for rent which are not related to credit lines are recorded under Non-current financial assets as restricted cash since they are not available for use in the operating business of Mytheresa Group. Non-current financial assets are recognized at nominal value.

Financial liabilities are generally classified at amortized cost. There are some exceptions, for example financial liabilities at fair value through profit or loss including derivatives not designated as hedging instruments. Financial liabilities need to be analyzed to determine whether they contain any embedded derivative. If the embedded derivative is not closely related to the host contract, such derivatives must be separated and be accounted for separately at FVPL.

Subsequent measurement

Financial assets and financial liabilities in the AC category are subsequently measured using the effective interest method. Using the effective interest method, all directly attributable fees, consideration paid or received, transaction costs and other premiums or discounts included in the calculation of the effective interest rate are amortized over the expected term of the financial instrument. Interest income and expenses from the application of the effective interest method are presented as finance income, net in the consolidated statement of profit and comprehensive income.

Financial assets and financial liabilities in the FVTPL category are subsequently measured at fair value, with changes in value recognized in the consolidated statement of profit and comprehensive income.

Impairment

Under IFRS 9, Mytheresa Group assesses on a forward-looking basis the expected credit losses (“ECL”) associated with its debt instruments measured at amortized cost.

The general impairment methodology follows a three-stage approach based on the change in credit quality of financial assets since initial recognition (general approach). At initial recognition, debt instruments are assumed to have a low credit risk, for which a loss allowance for 12-months ECL is recognized (Stage 1). When there has been a significant increase in credit risk, the loss allowance is measured using lifetime ECL (Stage 2). A significant increase in credit risk is presumed if a debtor is more than 30 days past due in making a contractual payment. If there is objective evidence of impairment (Stage 3), Mytheresa Group also accounts for lifetime ECL and recognizes an impairment. Mytheresa Group considers that there is objective evidence of impairment if any of the following indicators are present: significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization or default or delinquency in payments.

Mytheresa Group considers a financial asset to be in default when:

●	the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or
●	the financial asset is more than 90 days past due.

Mytheresa Group applies this general approach for cash and cash equivalents as well as other assets. These assets are considered to have a low credit risk when the issuer has a strong capacity to meet its contractual cash flow obligations in the near term. Cash and cash equivalents are only placed at banks and financial institutions with a bank license with credit ratings of investment grade or higher. Rental deposits are trust assets that, in case of a default of the counterparty, are separated from insolvency estate and are paid back primarily. Considering that, the impairment for these assets is not material.

For trade and other receivables, Mytheresa Group applies the simplified approach under which lifetime ECL is recognized without monitoring the change in customers’ credit risk.

Impairment losses, including reversals of impairment losses or impairment gains, are presented as other income, net in the consolidated statement of profit and comprehensive income.

Hedge Accounting

Mytheresa Group is exposed to currency risks as a result of participating in business activities outside the Euro zone. Mytheresa Group uses foreign currency forward contracts to hedge and thus limit currency risks from sales in foreign currencies. The sales are hedged each fiscal year so that no forward contracts are still in place at the balance sheet date. Currency risks are managed centrally within Mytheresa Group. Regular reports on the Group-wide development of risks and open positions with currency risk are made.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. Mytheresa Group only enters into foreign exchange derivatives (“foreign exchange forwards”) that are all designated as hedges of the foreign currency risk associated with the cash flows of highly probable forecast sales denominated in foreign currency. Mytheresa Group determines the existence of an economic relationship between the hedging instrument and the hedged underlying sales transaction on the basis of the currency, amount and timing of their respective cash flows. As changes in the cash flows of the hedging instrument offset changes in the cash flows of the hedged transaction offset, the relationship is effective. Ineffective cash flow hedges in the periods presented were immaterial.

At the inception of a hedge relationship, Mytheresa Group documents the economic relationship between the hedging instruments and hedged items, including whether changes in the fair value of the hedged items are offset by changes in the fair value of the hedging instruments. Mytheresa Group documents its risk management objective and strategy for undertaking its hedging transactions. Detailed information on risk management and risks arising from Mytheresa Group’s financial instruments can be found in Note 28.

A hedging relationship qualifies for hedge accounting only if all of the following requirements for hedge effectiveness are met: there is an economic relationship between the hedged item and the hedging instrument, the effect of the credit risk does not dominate the changes in value that result from this economic relationship, the hedging relationship is the same as that which results from the amount of the hedged item that the Company actually hedges and the amount of the hedging instrument that the Company actually uses to hedge that amount of the hedged item. Hedging instruments are expected to be highly effective in achieving offsetting changes in cash flows. Hedging instruments are reviewed on an ongoing basis to determine that they have actually been highly effective throughout the financial year for which they are designated.

Mytheresa Group applies cash flow hedge accounting, whereby the spot component of the forward exchange contracts is designated as the hedging instrument. The effective portion of changes in the fair value of the designated cash component is recognized in the hedge reserve in other comprehensive income (“OCI I”, “cash flow hedge reserve”) within equity. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss. In addition, Mytheresa Group recognizes changes in fair value related to the forward element in other comprehensive income (“OCI II”, “Cost of Hedging Reserve”) within equity. Amounts accumulated in equity are reclassified in the periods in which the hedging instrument affects profit or loss.

Application of hedge accounting in fiscal 2022 resulted in a €4,734 thousand decrease to net sales. If hedge accounting had not been applied, the amounts would have been recognized immediately within in other income (expense), as free-standing derivatives.

Derecognition

A financial asset is derecognized when the contractual rights to receive cash flows from the financial assets have expired or have been transferred and Mytheresa Group substantially transferred all rewards and risks associated with the ownership. In the case of sales of trade receivables, essentially all rewards and risks are transferred to the buyer of the receivables.

Financial liabilities are derecognized when the obligation under the liability is settled, cancelled or expired.

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to settle or transfer a liability in an orderly transaction between market participants as of the measurement date in the principal or, in its absence, the most advantageous market to which Mytheresa Group has access at that date. The fair value of a liability reflects its non-performance risk.

A number of Mytheresa Group’s accounting policies and disclosures require the measurement of fair value for both financial and non-financial assets and liabilities. Mytheresa Group measures the fair value of an instrument using the quoted price in an active market for that instrument, if such price is available. A market is regarded as “active” if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, then Mytheresa Group uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all factors that market participants would take into account in pricing a transaction.

Based on the input parameters used for valuation the fair values have to be assigned to one of the following levels of the fair value hierarchy:

●	Level 1: Quoted (unadjusted) market prices in active markets for identical assets and liabilities,
●	Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices), and
●	Level 3: Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

i)Provisions

Mytheresa Group recognizes provisions when it has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The increase in provision due to the passage of time is recognized as finance expenses.

j)Income taxes

Current income taxes

Current income tax is the expected tax payable or receivable based on the taxable income or loss for the period and the tax laws that have been enacted or substantively enacted as of the reporting date. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes tax liabilities where appropriate on the basis of amounts expected to be paid to the tax authorities. In case of uncertainties related to income taxes, they are accounted for in accordance with IFRIC 23 and IAS 12 based on the best estimate of those uncertainties.

Current income taxes are calculated based on the respective local taxable income and local tax rules for the period. In addition, current income taxes presented for the period include adjustments for uncertain tax payments or tax refunds for periods not yet finally assessed, however, excluding interest expenses and interest refunds and penalties on the underpayment of taxes. In cases for which it is probable that amounts declared as expenses in the tax returns might not be recognized (uncertain tax positions), a liability for income taxes is recognized. The amount is based on the best estimate of the expected tax payment (expected value or most likely amount).

Deferred taxes

Deferred taxes are recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable income and are accounted for using the balance sheet-liability method.

Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized.

Current and deferred tax is charged or credited in the consolidated statement of profit and comprehensive income, except when it relates to items charged or credited directly to equity, in which case the current or deferred tax is also recognized directly in equity.

Deferred tax assets or liabilities are calculated on the basis of temporary differences between the tax basis and the financial reporting of assets and liabilities including differences from consolidation and on unused tax-loss carryforwards. For this purpose, deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognized to the extent that it is probable that there will be future taxable income available against which the deductible temporary differences and tax-loss carryforwards can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the asset to be recovered.

Mytheresa Group establishes tax liabilities on the basis of expected tax payments. Liabilities for trade taxes, corporate taxes and similar taxes on income are determined based on the taxable income of the consolidated entities less any prepayments made. Calculation of tax liabilities is based on the recent tax rates applicable in the tax jurisdiction of Mytheresa Group.

k)Impairment of non-financial assets excluding Goodwill and intangible assets

Mytheresa Group assesses whether an asset may be impaired at each reporting date. If any indication of impairment exists, or when annual impairment testing for such an asset is required, Mytheresa Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal or its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

Mytheresa Group bases its impairment calculation on detailed budgets and forecasted cash flows, which generally cover a period of five years. Impairment losses are recognized in the consolidated statement of profit and comprehensive income in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill and indefinite lived intangible assets, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or has decreased. If such indication exists, Mytheresa Group estimates the asset’s or CGU’s recoverable amount.

Impairment losses relating to goodwill cannot be reversed in future periods.

l)Segment reporting

An operating segment is a component of Mytheresa Group that engages in business activities from which it may earn revenues and incur expenses and for which discrete financial information is available and used by the Chief Operating Decision Maker (“CODM”) to make decisions around resource allocation and review operating results of Mytheresa Group. Mytheresa Group identified its Chief Executive Officer and Chief Financial Officer as the CODM, collectively. Mytheresa Group does not separately present net sales by product category, because such information is not maintained on a basis consistent with IFRS and the preparation of such information would be unduly costly.

m)Management equity incentive plan

Share-based compensation arrangements

The grant-date fair value of equity-settled share-based compensation arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

5.3.	Changes in accounting policies and disclosures

a)New and revised standards and interpretations applied for the first time in the financial year

Revised standard

Interest Rate Benchmark Reform – Phase 2 – Amendments to IFRS 9, IAS 39, IFRS 7 and IFRS 16
COVID-19-Related Rent Concessions (Amendment to IFRS 16) and COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)
Reference to the Conceptual Framework – Amendments to IFRS 3 (A)

The amendments included above do not have a material effect on the consolidated financial statements.

b)	New and revised standards issued, but not yet effective

At the date of authorization of these financial statements, Mytheresa Group has not applied the following new and revised IFRS standards that have been issued, but are not yet effective:

Revised standard	Effective date

IFRS 17 (A) Insurance Contracts	January 1, 2023
IAS 1 (A) Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies	January 1, 2023
IFRS 3 (A) Business Combinations	January 1, 2022
IAS 16 (A) Property, Plant and Equipment	January 1, 2022
IAS 37 (A) Provisions, Contingent Liabilities and Contingent Assets	January 1, 2022
Annual Improvements 2018-2020	January 1, 2022
Definition of Accounting Estimates - Amendments to IAS 8	January 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – (A) IAS 12	January 1, 2023
(A)	Amendment

A number of new accounting standards, amendments and interpretations have been published that are not mandatory for reporting periods ended June 30, 2022 and have not been early adopted by the Mytheresa Group. The standards, amendments, and interpretations not yet effective are not expected to have a significant impact on the Group’s consolidated financial statements